IDEX LETTERHEAD


                                        November 8, 1999

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re: IDEX Mutual Funds
     File No.: 33-2659

     Filer CIK No. 0000787623

Dear Commissioners:

     On behalf of IDEX Mutual Funds (the "Fund"), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of Prospectus for the Fund, dated November 1, 1999, otherwise required to be filed under paragraph (c) of Rule 497 would not have differed from the form of Prospectus contained in the Form N1-A registration statement for the Fund (the "Registration Statement"). The Registration Statement was filed electronically with the Securities and Exchange Commission on November 1, 1999 via EDGAR.

                                       Sincerely,

                                       /s/ JOHN C. CARTER
                                       ------------------
                                       John C. Carter, Esq.
                                       Assistant Vice President
                                       and Assistant Secretary

cc: Thomas E. Pierpan, Esq.
    Kimberly J. Smith, Esq.
    Gayle A. Morden